Income taxes - Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before income taxes	$ (190,754)	$ (146,273)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(50,550)	(38,762)
Non-deductible expenses, net	(291)	653
(Non-deductible) non-taxable portion of capital losses, net	(8,202)	(185)
Share of equity associate loss	78	230
Change in unrecognized deferred tax assets	63,051	20,417
Differences in foreign statutory tax rates	(3,970)	(1,128)
Deferred premium on flow-through shares	810	(1,847)
Effect of flow-through shares renunciation	(1,052)	8,021
Other	1,832	(370)
Income tax (expense) recovery	$ 1,706	$ (12,971)
Tax rate	26.50%	26.50%